Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Rate to Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
U.S. federal statutory tax rate	$ 387,000	$ 290,000	$ 205,000
U.S. state and local income tax, net of federal income tax effect	12,000	1,000	3,000
Effect of changes in tax laws or rates enacted in the current period	10,000	0	0
Foreign-derived intangible income	(38,000)	(25,000)	(13,000)
Global intangible low-taxed income	19,000	10,000	12,000
Other effect of cross-border tax laws	(15,000)	(8,000)	0
Research and development tax credits	(21,000)	(55,000)	(4,000)
Change in valuation allowance on foreign tax credits	(8,000)	(4,000)	(14,000)
Nontaxable or nondeductible items	(20,000)		(2,000)
Nontaxable or nondeductible items		6,000
Changes in unrecognized tax benefits	2,000	0	20,000
Total	$ 332,000	$ 228,000	$ 210,000
Percent
U.S. federal statutory tax rate (as a percent)	21.00%	21.00%	21.00%
U.S. state and local income tax, net of federal income tax effect (as a percent)	0.60%	0.10%	0.30%
Effect of changes in tax laws or rates enacted in the current period (as a percent)	0.60%	0.00%	0.00%
Foreign-derived intangible income (as a percent)	(2.10%)	(1.80%)	(1.30%)
Global intangible low-taxed income (as a percent)	1.00%	0.70%	1.20%
Other effect of cross-border tax laws (as a percent)	(0.70%)	(0.60%)	0.00%
Research and development tax credits	(1.20%)	(4.00%)	(0.40%)
Change in valuation allowance on foreign tax credits (as a percent)	(0.40%)	(0.30%)	(1.40%)
Nontaxable or nondeductible items	(1.10%)		(0.20%)
Nontaxable or nondeductible items (as a percent)		0.40%
Changes in unrecognized tax benefits (as a percent)	0.10%	0.00%	2.00%
Effective tax rate (as a percent)	18.00%	16.50%	21.50%
Hungary
Amount
Foreign tax effects	$ (19,000)	$ (18,000)	$ (17,000)
Other	$ (1,000)	$ 1,000	$ (3,000)
Percent
Foreign tax effects (as a percent)	(1.00%)	(1.30%)	(1.70%)
Other (as a percent)	(0.10%)	0.10%	(0.30%)
Other
Amount
Foreign tax effects	$ 24,000	$ 29,000	$ 25,000
Percent
Foreign tax effects (as a percent)	1.30%	2.10%	2.60%
United States
Amount
Other	$ 0	$ 1,000	$ (2,000)
Percent
Other (as a percent)	0.00%	0.10%	(0.20%)
Federal | Tax Year 2023
Amount
Research and development tax credits		$ (42,000)
Federal | Tax Year 2024
Amount
Research and development tax credits		(13,000)
State and Local | Tax Year 2023
Amount
Research and development tax credits		(8,000)
State and Local | Tax Year 2024
Amount
Research and development tax credits		$ (3,000)
France | Tax Year 2023
Percent
Income tax reserve related to uncertain tax position			$ 1,000
France | Prior Years
Percent
Income tax reserve related to uncertain tax position			$ 20,000